Income tax - Payables and receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax Prepayments	$ 2,486	$ 2,000
Total Income tax receivables	2,486	2,000
Income Tax Payables	221	547
Provision for Income Tax	12,031	12,880
Total Income tax payables	$ 12,252	$ 13,427